Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
JOHCM Emerging Markets Discovery Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Advisor Shares
Trading Symbol	JOMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$ 68	1.34%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.34%
Material Change Date	Feb. 01, 2026
Net Assets	$ 78,687,931
Holdings Count | Holding	123
Investment Company, Portfolio Turnover	82.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 78,687,931
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	82.71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, exc lu
ding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%
SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%

Material Fund Change [Text Block]
Material Fund
Cha
nges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT
PRINCIPAL
STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, po
tentially hurting performance, increasing expenses, and creating taxable distributions for remai ning
shareholders. Large transactions may also raise a Fund’s e
xpen
se ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT
PRINCIPAL
STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, po
tentially hurting performance, increasing expenses, and creating taxable distributions for remai ning
shareholders. Large transactions may also raise a Fund’s e
xpen
se ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT
PRINCIPAL
STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM Emerging Markets Discovery Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Institutional Shares
Trading Symbol	JOMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/.You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$ 63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Material Change Date	Feb. 01, 2026
Net Assets	$ 78,687,931
Holdings Count | Holding	123
Investment Company, Portfolio Turnover	82.71%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 78,687,931
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	82.71%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term i nv
estments, represented as a percentage of the total net assets of the Fund.
TOP TEN
HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%
SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN
HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at u nf
avorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the F und generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimatel
y approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at u nf
avorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the F und generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimatel
y approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM Emerging Markets Opportunities Fund - Advisor Shares
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	JOEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$ 58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,430,641,077
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%

Material Fund Change [Text Block]
Material Fund Cha
ng
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM Emerging Markets Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$ 54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,430,641,077
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%

Material Fund Change [Text Block]
Material Fund Ch
an
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM Emerging Markets Opportunities Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Investor Shares
Trading Symbol	JOEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$ 66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Material Change Date	Feb. 01, 2026
Net Assets	$ 1,430,641,077
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%

Material Fund Change [Text Block]
Material Fund C
hang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM International Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	JOHCM International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Material Change Date	Feb. 01, 2026
Net Assets	$ 466,228,953
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	42.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 466,228,953
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	42.39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.9%
Shell PLC	4.5%
Japan Exchange Group, Inc.	3.9%
QBE Insurance Group Ltd.	3.5%
Leonardo S.p.A.	3.5%
Thales S.A.	3.5%
National Grid PLC	3.3%
Publicis Groupe S.A.	3.3%
Heidelberg Materials A.G.	3.2%
SoftBank Corp.	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.9%
Shell PLC	4.5%
Japan Exchange Group, Inc.	3.9%
QBE Insurance Group Ltd.	3.5%
Leonardo S.p.A.	3.5%
Thales S.A.	3.5%
National Grid PLC	3.3%
Publicis Groupe S.A.	3.3%
Heidelberg Materials A.G.	3.2%
SoftBank Corp.	3.1%

Material Fund Change [Text Block]
Material Fund Cha
n
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM International Select Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Institutional Shares
Trading Symbol	JOHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,614,015,849
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	29.59%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,614,015,849
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	29.59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investm
ent mak
eup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP
TEN
HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, the Fund added the risks su
mma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks su
mma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]
Effective February 1, 2026, the Fund added the risks su
mma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
JOHCM International Select Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Investor Shares
Trading Symbol	JOHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$ 59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Material Change Date	Feb. 01, 2026
Net Assets	$ 2,614,015,849
Holdings Count | Holding	50
Investment Company, Portfolio Turnover	29.59%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,614,015,849
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	29.59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%

Material Fund Change [Text Block]
Material Fund C
ha
nges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
Trillium ESG Small/Mid Cap Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Trillium ESG Small/Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	TSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Material Change Date	Feb. 01, 2026
Net Assets	$ 29,793,696
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	13.89%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 29,793,696
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	13.89%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
East West Bancorp, Inc.	3.1%
New York Times (The) Co. - Class A	2.9%
MYR Group, Inc.	2.5%
Lincoln Electric Holdings, Inc.	2.5%
SiTime Corp.	2.4%
Burlington Stores, Inc.	2.4%
Trimble, Inc.	2.2%
JB Hunt Transport Services, Inc.	2.2%
Webster Financial Corp.	2.0%
MSA Safety, Inc.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
East West Bancorp, Inc.	3.1%
New York Times (The) Co. - Class A	2.9%
MYR Group, Inc.	2.5%
Lincoln Electric Holdings, Inc.	2.5%
SiTime Corp.	2.4%
Burlington Stores, Inc.	2.4%
Trimble, Inc.	2.2%
JB Hunt Transport Services, Inc.	2.2%
Webster Financial Corp.	2.0%
MSA Safety, Inc.	1.9%

Material Fund Change [Text Block]
Material Fund C
han
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions
may
cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions
may
cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
Trillium ESG Global Equity Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	PORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$ 49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Material Change Date	Feb. 01, 2026
Net Assets	$ 695,340,387
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	10.77%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695,340,387
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	10.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments
, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions m
a
y cause a Fund to trade at unfavorable times
, pote
ntially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on w het
her foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions m
a
y cause a Fund to trade at unfavorable times
, pote
ntially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on w het
her foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
Trillium ESG Global Equity Fund- Investor Shares
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Investor Shares
Trading Symbol	PORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$ 61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Material Change Date	Feb. 01, 2026
Net Assets	$ 695,340,387
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	10.77%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695,340,387
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	10.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN H
OL
DINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN H
OL
DINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreig
n w
ithholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreig
n w
ithholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
TSW Emerging Markets Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	TSW Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	TSWMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$ 51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Material Change Date	Feb. 01, 2026
Net Assets	$ 6,011,712
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	21.77%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,011,712
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	21.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	6.8%
Tencent Holdings Ltd.	4.2%
Shinhan Financial Group Co. Ltd.	2.8%
Naspers Ltd. - Class N	2.8%
Alibaba Group Holding Ltd. - Class W	2.4%
Georgia Capital PLC	2.2%
Zijin Mining Group Co. Ltd. - Class H	2.1%
Hyundai Motor Co.	2.0%
Krafton, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	6.8%
Tencent Holdings Ltd.	4.2%
Shinhan Financial Group Co. Ltd.	2.8%
Naspers Ltd. - Class N	2.8%
Alibaba Group Holding Ltd. - Class W	2.4%
Georgia Capital PLC	2.2%
Zijin Mining Group Co. Ltd. - Class H	2.1%
Hyundai Motor Co.	2.0%
Krafton, Inc.	2.0%

Material Fund Change [Text Block]
Material Fund Ch
ang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
TSW High Yield Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	TSW High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Material Change Date	Feb. 01, 2026
Net Assets	$ 9,128,731
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	23.66%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,128,731
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	23.66%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.4%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Iron Mountain, Inc., 6.25%, 01/15/33	2.7%
Graphic Packaging International LLC, 6.38%, 07/15/32	2.7%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	2.7%
Gen Digital, Inc., 6.25%, 04/01/33	2.7%
StoneX Group, Inc., 7.88%, 03/01/31	2.6%
Herc Holdings, Inc., 7.25%, 06/15/33	2.2%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32	2.2%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.4%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Iron Mountain, Inc., 6.25%, 01/15/33	2.7%
Graphic Packaging International LLC, 6.38%, 07/15/32	2.7%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	2.7%
Gen Digital, Inc., 6.25%, 04/01/33	2.7%
StoneX Group, Inc., 7.88%, 03/01/31	2.6%
Herc Holdings, Inc., 7.25%, 06/15/33	2.2%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32	2.2%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2026, the Fund added the risks sum
ma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may
cause
a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks sum
ma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may
cause
a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]
Effective February 1, 2026, the Fund added the risks sum
ma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
TSW Large Cap Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	TSW Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	TSWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Material Change Date	Feb. 01, 2026
Net Assets	$ 36,037,207
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	13.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 36,037,207
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	13.82%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Crown Castle, Inc.	4.5%
Charter Communications, Inc. - Class A	4.4%
Chevron Corp.	4.1%
Kraft Heinz (The) Co.	4.1%
Dominion Energy, Inc.	3.9%
Evergy, Inc.	3.9%
Berkshire Hathaway, Inc. - Class B	3.8%
Anheuser-Busch InBev S.A./N.V. - ADR	3.5%
Kinder Morgan, Inc.	3.2%
Regeneron Pharmaceuticals, Inc.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Crown Castle, Inc.	4.5%
Charter Communications, Inc. - Class A	4.4%
Chevron Corp.	4.1%
Kraft Heinz (The) Co.	4.1%
Dominion Energy, Inc.	3.9%
Evergy, Inc.	3.9%
Berkshire Hathaway, Inc. - Class B	3.8%
Anheuser-Busch InBev S.A./N.V. - ADR	3.5%
Kinder Morgan, Inc.	3.2%
Regeneron Pharmaceuticals, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavor abl
e times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset valu
e of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavor abl
e times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset valu
e of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
TSW Core Plus Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	TSW Core Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Material Change Date	Feb. 01, 2026
Net Assets	$ 80,406,779
Holdings Count | Holding	136
Investment Company, Portfolio Turnover	17.09%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 80,406,779
Total number of portfolio holdings	136
Portfolio turnover rate as of the end of the reporting period	17.09%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.25%, 08/15/35	4.0%
U.S. Treasury Notes, 3.88%, 08/15/34	4.0%
U.S. Treasury Notes, 4.00%, 03/31/30	3.1%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	2.8%
U.S. Treasury Bonds, 4.13%, 08/15/44	2.7%
U.S. Treasury Notes, 3.63%, 09/30/31	2.1%
U.S. Treasury Notes, 4.13%, 10/31/31	2.0%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	1.8%
U.S. Treasury Notes, 3.75%, 11/30/32	1.8%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	1.8%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.25%, 08/15/35	4.0%
U.S. Treasury Notes, 3.88%, 08/15/34	4.0%
U.S. Treasury Notes, 4.00%, 03/31/30	3.1%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	2.8%
U.S. Treasury Bonds, 4.13%, 08/15/44	2.7%
U.S. Treasury Notes, 3.63%, 09/30/31	2.1%
U.S. Treasury Notes, 4.13%, 10/31/31	2.0%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	1.8%
U.S. Treasury Notes, 3.75%, 11/30/32	1.8%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	1.8%

Material Fund Change [Text Block]
Material Fund Ch
ang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
Barrow Hanley US Value Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley US Value Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Material Change Date	Feb. 01, 2026
Net Assets	$ 88,832,652
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	32.91%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 88,832,652
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	32.91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - Class C	3.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	2.4%
Merck & Co., Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	2.3%
Johnson Controls International PLC	2.2%
Bank of America Corp.	2.1%
Entergy Corp.	2.1%
Coherent Corp.	1.9%
Qnity Electronics, Inc.	1.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Alphabet, Inc. - Class C	3.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	2.4%
Merck & Co., Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	2.3%
Johnson Controls International PLC	2.2%
Bank of America Corp.	2.1%
Entergy Corp.	2.1%
Coherent Corp.	1.9%
Qnity Electronics, Inc.	1.8%

Material Fund Change [Text Block]
M
ateria
l
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley Total Return Bond Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$ 18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Material Change Date	Feb. 01, 2026
Net Assets	$ 174,356,893
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	33.72%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 174,356,893
Total number of portfolio holdings	231
Portfolio turnover rate as of the end of the reporting period	33.72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
excluding
short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.88%, 04/30/26	12.1%
U.S. Treasury Notes, 4.13%, 02/15/36	2.6%
CaixaBank S.A., 5.58%, 07/03/36	1.6%
U.S. Treasury Bonds, 4.75%, 08/15/55	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.3%
U.S. Treasury Notes, 3.50%, 02/28/31	1.3%
Freddie Mac Pool #SL1016, 5.50%, 05/01/55	1.3%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A, 5.07%, 10/15/40	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.2%
Fannie Mae Pool #BV8017, 4.50%, 08/01/52	1.2%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.88%, 04/30/26	12.1%
U.S. Treasury Notes, 4.13%, 02/15/36	2.6%
CaixaBank S.A., 5.58%, 07/03/36	1.6%
U.S. Treasury Bonds, 4.75%, 08/15/55	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.3%
U.S. Treasury Notes, 3.50%, 02/28/31	1.3%
Freddie Mac Pool #SL1016, 5.50%, 05/01/55	1.3%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A, 5.07%, 10/15/40	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.2%
Fannie Mae Pool #BV8017, 4.50%, 08/01/52	1.2%

Material Fund Change [Text Block]
Material
Fu
nd
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley International Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley International Value Fund
Class Name	Institutional Shares
Trading Symbol	BNIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$ 47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Material Change Date	Feb. 01, 2026
Net Assets	$ 12,233,106
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.28%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 12,233,106
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23.28%

Holdings [Text Block]
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Equinor ASA	3.1%
Aker BP ASA	2.4%
Julius Baer Group Ltd.	2.4%
TOTO Ltd.	2.3%
Snam S.p.A.	2.3%
Sensata Technologies Holding PLC	2.1%
MISUMI Group, Inc.	2.1%
Omron Corp.	2.1%
SCOR S.E.	2.1%
BNP Paribas S.A.	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Equinor ASA	3.1%
Aker BP ASA	2.4%
Julius Baer Group Ltd.	2.4%
TOTO Ltd.	2.3%
Snam S.p.A.	2.3%
Sensata Technologies Holding PLC	2.1%
MISUMI Group, Inc.	2.1%
Omron Corp.	2.1%
SCOR S.E.	2.1%
BNP Paribas S.A.	2.1%

Material Fund Change [Text Block]
M
at
erial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley Floating Rate Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	BFRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Material Change Date	Feb. 01, 2026
Net Assets	$ 102,210,603
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	36.39%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 102,210,603
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	36.39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Koppers, Inc., Term B-2 Loan, 6.17%, 04/10/30	2.1%
Chemours (The) Co., Tranche B-4 US$ Term Loan, 7.17%, 10/15/32	1.8%
Magnite, Inc., Amendment No. 2 Initial Term Loan, 6.67%, 02/06/31	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.21%, 12/16/28	1.5%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 6.92%, 12/11/30	1.5%
MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan, 6.67%, 04/15/31	1.4%
Agiliti Health, Inc., Term Loan, 6.58%, 05/01/30	1.3%
Acrisure LLC, 2025 Term B Loan, 6.92%, 06/21/32	1.3%
MH Sub I LLC, 2023 May Incremental Term Loan, 7.92%, 05/03/28	1.2%
Greystone Select Financial LLC, Initial Term Loan, 8.93%, 06/16/28	1.2%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP
TEN
HOLDINGS
Koppers, Inc., Term B-2 Loan, 6.17%, 04/10/30	2.1%
Chemours (The) Co., Tranche B-4 US$ Term Loan, 7.17%, 10/15/32	1.8%
Magnite, Inc., Amendment No. 2 Initial Term Loan, 6.67%, 02/06/31	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.21%, 12/16/28	1.5%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 6.92%, 12/11/30	1.5%
MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan, 6.67%, 04/15/31	1.4%
Agiliti Health, Inc., Term Loan, 6.58%, 05/01/30	1.3%
Acrisure LLC, 2025 Term B Loan, 6.92%, 06/21/32	1.3%
MH Sub I LLC, 2023 May Incremental Term Loan, 7.92%, 05/03/28	1.2%
Greystone Select Financial LLC, Initial Term Loan, 8.93%, 06/16/28	1.2%

Material Fund Change [Text Block]
M
ate
rial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley Emerging Markets Value Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Emerging Markets Value Fund
Class Name	Institutional Shares
Trading Symbol	BEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$ 52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Material Change Date	Feb. 01, 2026
Net Assets	$ 4,052,322
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	21.49%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,052,322
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	21.49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below
show
the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK hynix, Inc.	4.8%
Samsung Electro-Mechanics Co. Ltd.	4.6%
Bizlink Holding, Inc.	3.5%
MediaTek, Inc.	3.3%
Hyundai Motor Co.	3.2%
Parex Resources, Inc.	2.4%
Ping An Insurance Group Co. of China Ltd. - Class H	2.3%
Bank Mandiri Persero Tbk PT	2.1%
Korea Electric Power Corp.	1.9%
LG Electronics, Inc.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SK hynix, Inc.	4.8%
Samsung Electro-Mechanics Co. Ltd.	4.6%
Bizlink Holding, Inc.	3.5%
MediaTek, Inc.	3.3%
Hyundai Motor Co.	3.2%
Parex Resources, Inc.	2.4%
Ping An Insurance Group Co. of China Ltd. - Class H	2.3%
Bank Mandiri Persero Tbk PT	2.1%
Korea Electric Power Corp.	1.9%
LG Electronics, Inc.	1.9%

Material Fund Change [Text Block]
Ma
ter
ial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “
ADDITIONAL
INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “
ADDITIONAL
INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “
ADDITIONAL
INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley Credit Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Credit Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Material Change Date	Feb. 01, 2026
Net Assets	$ 113,155,210
Holdings Count | Holding	119
Investment Company, Portfolio Turnover	13.61%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 113,155,210
Total number of portfolio holdings	119
Portfolio turnover rate as of the end of the reporting period	13.61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Barrow Hanley Floating Rate Fund, 0.00%,	20.6%
Bread Financial Holdings, Inc., 8.38%, 06/15/35	2.6%
PROG Holdings, Inc., 6.00%, 11/15/29	1.9%
ILFC E-Capital Trust I, 6.38%, 12/21/65	1.8%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.8%
ITT Holdings LLC, 6.50%, 08/01/29	1.8%
B&G Foods, Inc., 8.00%, 09/15/28	1.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32	1.7%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32	1.6%
Arbor Realty SR, Inc., 7.88%, 07/15/30	1.6%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP
TEN
HOLDINGS
Barrow Hanley Floating Rate Fund, 0.00%,	20.6%
Bread Financial Holdings, Inc., 8.38%, 06/15/35	2.6%
PROG Holdings, Inc., 6.00%, 11/15/29	1.9%
ILFC E-Capital Trust I, 6.38%, 12/21/65	1.8%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.8%
ITT Holdings LLC, 6.50%, 08/01/29	1.8%
B&G Foods, Inc., 8.00%, 09/15/28	1.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32	1.7%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32	1.6%
Arbor Realty SR, Inc., 7.88%, 07/15/30	1.6%

Material Fund Change [Text Block]
M
at
erial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund
to
trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund
to
trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund - Institutional Shares
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BEOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atconnect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$ 56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
Material Change Date	Feb. 01, 2026
Net Assets	$ 7,579,155
Holdings Count | Holding	40
Investment Company, Portfolio Turnover	16.27%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,579,155
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	16.27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK hynix, Inc.	6.9%
Samsung Electro-Mechanics Co. Ltd.	5.1%
Bizlink Holding, Inc.	4.4%
Hyundai Motor Co.	3.7%
MediaTek, Inc.	3.6%
B3 S.A. - Brasil Bolsa Balcao	3.5%
Ping An Insurance Group Co. of China Ltd. - Class H	3.3%
Amorepacific Corp.	3.0%
Saudi National Bank (The)	2.8%
ASMPT Ltd.	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SK hynix, Inc.	6.9%
Samsung Electro-Mechanics Co. Ltd.	5.1%
Bizlink Holding, Inc.	4.4%
Hyundai Motor Co.	3.7%
MediaTek, Inc.	3.6%
B3 S.A. - Brasil Bolsa Balcao	3.5%
Ping An Insurance Group Co. of China Ltd. - Class H	3.3%
Amorepacific Corp.	3.0%
Saudi National Bank (The)	2.8%
ASMPT Ltd.	2.6%

Material Fund Change [Text Block]
Ma
terial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.

Material Fund Change Risks Change [Text Block]
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.

Summary of Change Legend [Text Block]	Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley/